Other Long-Term Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Other Long-term Liabilities
Schedule of Other Long-Term Liabilities
	As At March 31
	2019	2018
	(in thousands)
Contract liability (deferred revenue)(*)	$13,271	$2,326
Employee benefit obligation	627	747
	$13,898	$3,073

(*) includes significant discounting on long-term advances from customers $458 (2018: Nil)